Derivative instruments and hedging activities - Concentration of Exposures to Credit Risk in OTC Derivatives (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2015	Mar. 31, 2015
Derivative [Line Items]
Gross fair value of derivative assets, Financial institutions	¥ 34,207	¥ 42,100
OTC derivatives with financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets, Financial institutions	31,660	33,930
Impact of master netting agreements, Financial institutions	(29,607)	(31,773)
Impact of collateral, Financial institutions	(1,516)	(1,713)
Net exposure to credit risk, Financial institutions	¥ 537	¥ 444